Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended
	Mar. 12, 2025 USD ($) shares	Feb. 28, 2025 USD ($)	Feb. 14, 2025 $ / shares shares	Feb. 28, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jan. 02, 2025 USD ($) $ / shares shares
Guangdong Meidiya Investment Co., Ltd. [Member]
Subsequent Events [Line Items]
Equity interest disposed percentage		100.00%
Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Subsequent Events [Line Items]
Equity interest disposed percentage		44.60%
Consideration received | $		$ 30,240
Liabilities | $		$ 43,500
Shenzhen Dianlian Information Technology Co., Ltd., [Member]
Subsequent Events [Line Items]
Equity interests		100.00%
Minimum [Member] | Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Subsequent Events [Line Items]
Disposal gain or loss | $		$ 2,000
Maximum [Member] | Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Subsequent Events [Line Items]
Disposal gain or loss | $		$ 300
RSU [Member]
Subsequent Events [Line Items]
Restricted share units			200,000,000
HPH [Member]
Subsequent Events [Line Items]
Percentage of issued and outstanding ordinary shares						51.67%
Aggregate voting power, percentage						51.01%
Infinew [Member]
Subsequent Events [Line Items]
Percentage of issued and outstanding ordinary shares						23.00%
Aggregate voting power, percentage						48.45%
FHISLA [Member]
Subsequent Events [Line Items]
Total cash consideration | ¥					¥ 30,400
Liabilities to be covered by purchaser of equity | ¥					¥ 43,459
Blueplus [Member]
Subsequent Events [Line Items]
Equity interest disposed percentage				100.00%
Consideration received | ¥				¥ 3,000
BGM [Member]
Subsequent Events [Line Items]
Shareholding percentage before share transfer	72.00%
Shareholding percentage after share transfer	17.00%
Voting power percentage before share transfer	3.40%
Voting power percentage after share transfer	0.80%
FHISLA [Member]
Subsequent Events [Line Items]
Equity interest, percentage					44.70%
Class B Ordinary Shares [Member] | HPH [Member]
Subsequent Events [Line Items]
Ordinary shares issued						510,000,000
Ordinary shares value per share | $ / shares						$ 0.001
Ordinary shares subscription, value | $						$ 510,000
Ordinary shares, owned by beneficiary						510,000,000
Class B Ordinary Shares [Member] | Infinew [Member]
Subsequent Events [Line Items]
Ordinary shares issued						490,000,000
Ordinary shares value per share | $ / shares						$ 0.001
Ordinary shares subscription, value | $						$ 490,000
Ordinary shares, owned by beneficiary						490,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares value per share | $ / shares			$ 0.001
Ordinary shares equivalent to restricted share units issued			200,000,000
Number of shares to be transferred	53,466,331
Aggregate consideration | $	$ 106,932,662
Class A Ordinary Shares [Member] | HPH [Member]
Subsequent Events [Line Items]
Ordinary shares, owned by beneficiary						591,600,788
Class A Ordinary Shares [Member] | Infinew [Member]
Subsequent Events [Line Items]
Ordinary shares, owned by beneficiary						100,000
Class A Ordinary Shares [Member] | Purchaser 1 [Member]
Subsequent Events [Line Items]
Number of shares issued	20,000,000
Class A Ordinary Shares [Member] | Purchaser 2 [Member]
Subsequent Events [Line Items]
Number of shares issued	20,000,000
Class A Ordinary Shares [Member] | Purchaser 3 [Member]
Subsequent Events [Line Items]
Number of shares issued	6,733,166
Class A Ordinary Shares [Member] | Purchaser 4 [Member]
Subsequent Events [Line Items]
Number of shares issued	6,733,165